Cover page Cover page	Oct. 24, 2019
Entity Information [Line Items]
Written Communications	false
Entity Address, Address Line One	358 South Main Street
Entity Tax Identification Number	13-3757370
Entity Central Index Key	0000920148
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	LABORATORY CORP OF AMERICA HOLDINGS
City Area Code	336
Local Phone Number	229-1127
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Address, City or Town	Burlington,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false